NET INCOME (LOSS) PER COMMON UNIT - General Partner Effective Interest and Allocated Incentive Distributions (Details)		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2015	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TC PipeLines GP, Inc. | General Partner
Partners' Equity
General partner interest (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%